Document and Entity Information	May 14, 2019
Prospectus:
Document Type	497
Document Period End Date	May 14, 2019
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	May 14, 2019
Document Effective Date	May 14, 2019
Prospectus Date	Oct. 01, 2018
Stock Index Fund | Stock Index Fund
Prospectus:
Trading Symbol	VSTIX